Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income

21. Comprehensive Income

Comprehensive income for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009		2010		2011
	(In millions of Korean Won)
Net income	(Won)	6,994	(Won)	3,710	(Won)	12,757
Other comprehensive income
Effect of foreign currency translation adjustments, net of tax		(140)		290		(510)

Comprehensive income	(Won)	6,854	(Won)	4,000	(Won)	12,247

Controlling interest	(Won)	6,777	(Won)	4,020	(Won)	14,418
Non controlling interest	(Won)	77	(Won)	(20)	(Won)	(2,171)